Prepaid Gift Certificates and Other Deferrred Revenue	12 Months Ended
May 31, 2011
Deferred Revenue Disclosure [Text Block]
9.             PREPAID GIFT CERTIFICATES AND OTHER DEFERRED REVENUE

The Company records cash received in advance of the delivery of products or services as deferred revenue until the products are delivered to customers or the services are provided.  Gift certificates are issued for a one-year period at which time the certificate expires.